UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number: 1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.L.C.
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Address:   65 East 55th Street
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           30th Floor
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           New York, New York 10022
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Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
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Title:     Managing Member
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Phone:     (212) 812-3100
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Signature, Place, and Date of Signing:

       /s/ Brian J. Higgins           New York, New York           02/04/08
       ------------------------   ------------------------------  ----------










Report Type (Check only one.):


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[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        $39,255
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File                    Number Name

1                 28-10358                   KING STREET CAPITAL, LTD.

2                 28-10355                   BRIAN J. HIGGINS

3                 28-10357                   O. FRANCIS BIONDI, JR.

4                 28-10701                   KING STREET CAPITAL, L.P.


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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----

BED BATH & BEYOND INC          COM              075896950  23,031    675,000     PUT     Defined  1, 2, 3            675,000
BED BATH & BEYOND INC          COM              075896950  11,089    325,000     PUT     Defined  2, 3, 4            325,000

SPARKS NETWORK INC             COM              84651P100   3,475    609,001  SH         Defined  1, 2, 3            609,001
SPARKS NETWORK INC             COM              84651P100   1,660    290,999  SH         Defined  2, 3, 4            290,999

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